Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2020
Other Payables And Accruals [Abstract]
Components of Other Payables and Accruals

	December 31, 2020	December 31, 2019
	RMB’000	RMB’000
Accruals	11,018	12,925
Other payables	46,210	72,339
Payable to database suppliers	2,189	3,415
Interest payables	7,704	1,701
Total other payables and accruals	67,121	90,380
Current	67,121	58,680
Non-current	—	31,700